APPLIED FINANCE EXPLORER FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

		Shares	Fair Value
98.12%	COMMON STOCKS
3.82%	COMMUNICATION SERVICES
	Madison Square Garden Entertainment Corp.*	14,362	$1,004,766
	Meredith Corp.*	42,743	1,865,305
	Tegna, Inc.	76,000	1,346,720
	Vonage Holdings Corp.*	111,696	1,592,785

			5,809,576

14.73% CONSUMER DISCRETIONARY
Adtalem Global Education, Inc.*	31500	1,144,710
Asbury Automotive Group, Inc.*	8,345	1,714,564
Big Lots, Inc.	20,920	1,205,201
Dana, Inc.	47,533	1,148,397
Everi Holdings, Inc.*	55,368	1,256,300
Goodyear Tire and Rubber Co.*	63,807	1,002,408
Group I Automotive, Inc.	9,237	1,604,836
Installed Building Products, Inc.	10,535	1,264,200
Malibu Boats, Inc. Class A*	16,015	1,339,815
MarineMax, Inc.*	23,737	1,276,813
Meritage Home Corp.*	12,859	1,396,230
Patrick Industries, Inc.	16,228	1,340,920
Rent-A-Center, Inc.	21,077	1,206,026
Sally Beauty Holdings, Inc.	57,361	1,085,270
Scientific Games Corp.*	29,925	1,846,672
Taylor Morrison Home Corp.*	43,659	1,170,934
WW International *	44,724	1,374,816

		22,378,112
3.54% CONSUMER STAPLES
Bellrings Brands, Inc.*	39,546	1,307,786
Darling Ingredients, Inc.*	18,283	1,262,807
SpartanNash Co.	15,500	301,475
Sprouts Farmers Market, Inc.*	48,261	1,186,255
TreeHouse Foods, Inc.*	2,000	88,800
United Natural Foods, Inc.	37,000	1,225,440

		5,372,563
4.89% ENERGY
Antero Resources Corp.*	113,589	1,544,810
CNX Resources Corporation.*	93,883	1,135,984
EQT Corp.*	67,403	1,239,541
PDC Energy, Inc.	26,500	1,048,075
SM Energy Co.	64,076	1,198,221
Whiting Petroleum Corp.*	27,000	1,266,300

		7,432,931
20.26% FINANCIALS
Americas Bancorp	20,446	993,880
Arbor Realty Trust, Inc.	63,717	1,164,747
Brightspere Investment Group, Inc.	54,259	1,355,932
Chimera Investment Corp.	93,774	1,380,353
Cowen, Inc.	37,365	1,493,853
Curo Group Holdings, Corp.	36,761	579,721
Customers Bancorp, Inc.*	28,376	1,027,779
Donnelly Financial Solutions, Inc.*	34,995	1,127,189
Encore Capital Group, Inc.*	31,401	1,486,523
Enova International, Inc.*	48,942	1,619,491
Flagstar Bancorp, Inc.	26,739	1,223,577
Hancock Whitney Corp.	32,976	1,441,381
Hilltop Holdings, Inc.	34,793	1,102,242
Merchants Bancorp	25,951	950,845
Navient Corp.	73,103	1,493,494
New Residential Investment Corp.	100,259	978,528
PennyMac Financial Services, Inc.	20,586	1,294,654
Piper Jaffray Cos.*	8,784	1,077,709
PJT Partners, Inc.	14,596	1,140,969
Preferred Bank/Los Angeles	19,508	1,150,582
Premier Financial Corp.	41,535	1,112,307
SLM Corp.	63,364	1,193,144
Steward Informatin Services Corp.	17,286	1,020,047
Valley National Bancorp.	72,000	928,080
Victory Capital Holdings, Inc.	36,769	1,121,087
Virtus Investment Partners, Inc.	4,799	1,325,148

		30,783,262
12.83% HEALTH CARE
AMN Healthcare Services, Inc.*	9,783	983,778
Avidity Biosciences LLC*	7,500	144,825
Collegium Pharmaceutical, Inc.*	35,400	881,106
Corcept Therapeutics, Inc.*	35,316	733,513
Emergent BioSolutions, Inc.*	7,613	501,697
The Ensign Group, Inc.	8,320	707,782
Fulgent Genetics, Inc.*	10,953	1,010,414
Innoviva, Inc.*	74,591	1,057,700
Ironwood Pharmaceuticals, Inc.*	103,044	1,367,394

APPLIED FINANCE EXPLORER FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Shares	Fair Value
MEDNAX, Inc.*	40,443	1,177,700
Medpace Holdings, Inc.*	6,702	1,179,150
NuVasive, Inc.*	18,640	1,192,028
Owens & Minor, Inc.	26,731	1,236,309
Patterson Companies, Inc.	25,753	801,691
Premier Inc. Class A	27,880	993,643
Prestige Consumer Healthcare, Inc.*	16,315	857,353
Supernus Pharmaceuticals, Inc.*	24,879	655,064
Tenet Healthcare Corp.*	16,456	1,182,199
Tivity Health, Inc.*	42,955	1,077,311
United Therapeutics Corp.*	4,518	821,960
Vanda Pharmaceuticals, Inc.*	56,811	926,587
		19,489,204

APPLIED FINANCE EXPLORER FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

	Shares	Fair Value
14.73% INDUSTRIAL
American Woodmark Corp*	14,032	1,041,876
API Group Corp.*	46,772	1,072,014
Atlas Air Worldwide Holdings*	22,101	1,480,104
Avis Budget Group, Inc.*	15,000	1,241,550
Beacon Roofing Supply, Inc.*	26,146	1,398,288
Builders FirstSource, Inc.*	28,357	1,261,887
Cornerstone Building Brands, Inc.*	58,328	981,077
EMCOR Group, Inc.*	10,375	1,263,779
GMS, Inc.*	29,974	1,472,623
GrafTech International Ltd.	106,088	1,206,221
Herc Holdings, Inc.*	13,816	1,713,737
Hillenbrand, Inc.	27,430	1,242,579
Matson, Inc.	16,500	1,107,480
REV Group, Inc.	74,615	1,127,433
Schneider National, Inc.	47,348	1,062,489
UFP Industries, Inc.	18,215	1,352,646
Veritiv Corp.*	16,105	986,914
Werner Enterprises, Inc.	30,028	1,372,580

		22,385,277

8.25% INFORMATION TECHNOLOGY
Avaya Holdings Corp.*	33,474	810,740
Corsair Gaming, Inc.*	20,552	599,913
CSG Systems International, Inc.	19,604	889,237
Digital Turbine*	15,364	967,164
Diodes, Inc.*	11,358	931,356
Insight Enterprises, Inc.*	9,413	944,877
j2 Global, Inc.*	6,561	926,872
Methode Electronics, Inc.	21,151	1,011,652
NETGEAR, Inc.*	21,022	720,004
Rambus, Inc.*	34,182	808,746
Ribbon Communications, Inc.*	93,900	648,849
Sanmina Corp.*	29,009	1,114,526
Synaptics, Inc.*	5,580	847,714
Ultra Clean Holdings, Inc.*	24,226	1,308,446

		12,530,096

6.35% MATERIALS
Alamos Gold, Inc.	147,000	1,193,640
Boise Cascade Co.	21,501	1,099,776
Cleanwater Paper Corp.*	38,432	1,133,360
Element Solutions, Inc.	75,237	1,759,793
Ingevity Corp.	23,470	1,993,542
Koppers Holdings, Inc.	34,801	1,068,739
Ryerson Holding Corp.	10,038	157,898
US Concrete, Inc.*	17,000	1,237,770
		9,644,518

6.60% REAL ESTATE
Brandywine Realty Trust	110,691	1,545,246
Corecivic, Inc.*	116,732	1,200,005
Global Net Lease, Inc.	53,500	988,145
Newmark Group Inc, Class A	118,979	1,532,450
Office Properties Income Trust	53,143	1,540,084
Piedmont Office Realty	82,062	1,560,819
Realogy Holdings Corp.*	94,182	1,668,905

		10,035,654
2.12%	UTILITIES
	Brookfield Infrastructure Corp.	19,179	1,242,032
	New Jersey Resources Corp.	38,200	1,471,464
	PNM Resources, Inc.	10,614	512,975

			3,226,471
98.12%	TOTAL COMMON STOCKS		149,087,664
0.23%	EXCHANGE TRADED FUNDS

0.23%	SMALL CAP
	iShares Russell 2000 ETF	900	198,945
	iShares Russell 2000 Growth ETF	500	150,025

			348,970

0.23%	TOTAL EXCHANGE TRADED FUNDS		348,970
1.71%	MONEY MARKET FUND

	Federated Treasury Obligations Fund - Institutional 0.01%**	2,601,776	2,601,776

100.06%	TOTAL INVESTMENTS		152,038,410
-0.06%	Liabilities, in excess of other assets		(91,091)
100.00%	NET ASSETS		$151,947,319

APPLIED FINANCE EXPLORER FUND

SCHEDULE OF INVESTMENTS

July 31, 2021 (unaudited)

Shares	Fair Value

*Non-income producing

**Effective 7 day yield as of July 31, 2021

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

	Level 1	Level 2		Level 3

		Other Significant		Significant
		Observable		Unobservable
	Quoted Prices	Inputs		Inputs		Total

Common Stocks	$149,087,664		$-		$-	$149,087,664
Exchange Traded Fund	348,970		-		-	348,970
Money Market Fund	2,601,776					2,601,776

Total Investments	$152,038,410		$-		$-	$152,038,410

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2021.
At July 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $129,816,468 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation				$25,967,531
		Gross unrealized depreciation				(3,745,589)
		Net unrealized appreciation
						$22,221,942